Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Revenues	¥ 5,393,037	$ 784,384	¥ 4,148,808	¥ 3,390,275
Product [Member]
Revenues	2,516,862	366,062	2,257,632	2,176,447
Service [Member]
Revenues	2,876,175	$ 418,322	1,891,176	1,213,828
Transferred at Point in Time [Member] | OneTime Online Store Design and Setup Services [Member]
Revenues	40,969		27,730	8,366
Transferred over Time [Member] | Service [Member]
Revenues	¥ 2,835,206		¥ 1,863,446	¥ 1,205,462